Fair Value Measurements (Tables)	12 Months Ended
Dec. 31, 2022
Fair Value Measurements
Assets and liabilities measured on a nonrecurring basis

	Thousands of Yen
	Level 1		Level 2		Level 3	Impairment loss
Year ended December 31, 2022
Assets
Leasehold improvements	¥	―	¥	―	¥353,425	¥	―
Right-of-use asset - operating lease		―		―	1,955,354		―
Trademark		―		―	137,351		―
Total	¥	―	¥	―	¥2,446,130	¥	―

Year ended December 31, 2021
Assets
Leasehold improvements	¥	―	¥	―	¥359,376		¥3,165
Right-of-use asset - operating lease		―		―	1,824,095		20,979
Trademark		―		―	153,458		38,922
Reacquired franchise rights		―		―	8,639		145
Total	¥	―	¥	―	¥2,345,568		¥63,211

Year ended December 31, 2020
Assets
Leasehold improvements	¥	―	¥	―	¥213,314		¥36,512
Right-of-use asset - operating lease		―		―	1,578,828		69,989
Total	¥	―	¥	―	¥1,792,142		¥106,501